Going Concern (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 4,809,664	$ 3,359,757	$ 224,419
Cash on hand	188	847,724
Accumulated deficit	$ (4,809,664)	$ (3,359,757)	$ (224,419)